Financial Instruments - Additional Information (Detail) R$ in Millions, $ in Millions, $ in Millions				12 Months Ended
	Dec. 06, 2019 USD ($)	Dec. 06, 2019 BRL (R$)	Dec. 06, 2016 BRL (R$)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Borrowings				$ 114,016	$ 126,228
Borrowings, interest rate					0.40%
Brazil, Brazil Real
Disclosure of detailed information about financial instruments [line items]
Promissory notes paid | R$		R$ 1,002
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Promissory notes paid	$ 236
Mexico, Pesos
Disclosure of detailed information about financial instruments [line items]
Promissory notes paid				$ 4,670
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of outstanding consolidated total indebtedness at the level of its sub-holding companies				64.30%	68.20%
Options to purchase foreign currency [Member]
Disclosure of detailed information about financial instruments [line items]
Net premium paid				$ 43	$ 43
Vonpar [member]
Disclosure of detailed information about financial instruments [line items]
Date of acquisition			Dec. 06, 2016
Vonpar [member] | Promissory notes [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate			0.375%
Vonpar [member] | Spal [member] | Promissory notes [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity			three-year
Borrowings | R$			R$ 1,166
Borrowings, interest rate			0.375%			0.375%